14. PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment Net Tables Abstract
Summary of property, plant and equipment
	As of December 31,	As of December 31,
	2018	2017
Description of classes of property, plant and equipment	ThCh$	ThCh$

Property, plant and equipment, net	391,263,749	381,736,948

Work-in-progress	16,891,112	31,308,736
Land	127,649,207	123,638,387
Buildings	30,317,568	30,347,543
Plant and equipment	42,109,318	37,975,042
IT equipment	1,312,619	1,046,806
Fixtures and fittings	80,352,147	70,274,575
Vehicles	2,334,369	2,317,136
Improvements to leased assets	556,274	542,792
Other property, plant and equipment	4,557,703	3,843,732
Plantations	85,183,432	80,442,199

Property, plant and equipment, gross	679,555,227	644,542,521

Work-in-progress	16,891,112	31,308,736
Land	127,649,207	123,638,387
Buildings	60,223,235	58,263,623
Plant and equipment	125,928,265	114,488,966
IT equipment	5,175,377	4,123,479
Fixtures and fittings	196,477,482	176,572,198
Vehicles	6,504,036	6,092,973
Improvements to leased assets	967,348	863,311
Other property, plant and equipment	12,075,985	9,876,424
Plantations	127,663,180	119,314,424

Accumulated depreciation of property, plant and equipment, total	(288,291,478)	(262,805,573)

Buildings	(29,905,667)	(27,916,080)
Plant and equipment	(83,818,947)	(76,513,924)
IT equipment	(3,862,758)	(3,076,673)
Fixtures and fittings	(116,125,335)	(106,297,623)
Vehicles	(4,169,667)	(3,775,837)
Improvements to leased assets	(411,074)	(320,519)
Other property, plant and equipment	(7,518,282)	(6,032,692)
Plantations	(42,479,748)	(38,872,225)

Changes in property, plant and equipment

Items- reconciliation of changes in property, plant and equipment, by class	Work-in- progress ThCh$	Land ThCh$	Buildings, net ThCh$	Plant and equipment, net ThCh$	IT equipment, net ThCh$	Fixtures and fittings, net ThCh$	Vehicles, net ThCh$	Improvements to leased assets, net ThCh$	Other property, plant and equipment, net ThCh$	Plantations, net ThCh$	Property, plant and equipment, net ThCh$
Opening balance as of January 1, 2018	31,308,736	123,638,387	30,347,543	37,975,042	1,046,806	70,274,575	2,317,136	542,792	3,843,732	80,442,199	381,736,948
Changes:											—
Additions	8,019,423	1,538,897	76,460	3,899,442	666,160	5,624,973	577,496	—	216,604	8,419,314	29,038,769
4% credit on fixed assets	—	—	—	(7,329)	(963)	(13,429)	(2,628)	—	(1,167)	—	(25,516)
Disposal	—	(5,657)	(40,678)	(41,930)	(2,227)	(28,865)	(4,456)	(1,635)	(23,317)	—	(148,765)
Reclassification of assets for work completion	(22,029,462)	441,420	83,868	6,832,136	31,115	14,386,898	31,502	—	477,583	(255,060)	—
Write-offs	(37,412)	—	(1,689)	(18,714)	(2,150)	(207,949)	(13,846)	—	(1,502)	(520,097)	(803,359)
Depreciation	—	—	(2,035,824)	(7,231,555)	(536,497)	(11,166,331)	(608,650)	(55,537)	(727,648)	(4,392,441)	(26,754,483)
Increase (decrease) in foreign currency exchange (*)	(310,050)	1,904,028	1,887,888	407,885	107,012	1,137,633	30,524	70,654	779,479	1,489,517	7,504,570
Other increase (decrease)	(60,123)	132,132	—	294,341	3,363	344,642	7,291	—	(6,061)	—	715,585

Total changes	(14,417,624)	4,010,820	(29,975)	4,134,276	265,813	10,077,572	17,233	13,482	713,971	4,741,233	9,526,801

Closing balance as of December 31, 2018	16,891,112	127,649,207	30,317,568	42,109,318	1,312,619	80,352,147	2,334,369	556,274	4,557,703	85,183,432	391,263,749

Items- reconciliation of changes in property, plant and equipment, by class	Work-in- progress ThCh$	Land ThCh$	Buildings, net ThCh$	Plant and equipment, net ThCh$	IT equipment, net ThCh$	Fixtures and fittings, net ThCh$	Vehicles, net ThCh$	Improvements to leased assets, net ThCh$	Other property, plant and equipment, net ThCh$	Plantations, net ThCh$	Property, plant and equipment, net ThCh$
Opening balance as of January 1, 2017	14,672,138	120,701,487	34,139,045	34,386,663	1,287,666	70,987,225	1,933,184	645,370	4,455,425	78,730,473	361,938,676
Changes:											—
Additions	23,538,520	4,344,017	97,080	7,384,684	278,230	7,187,926	420,999	—	252,400	7,306,285	50,810,141
4% credit on fixed assets	—	—	—	(41,082)	(7)	(6,930)	(54)	—	(766)	—	(48,839)
Disposal	—	(105,087)	—	(140,667)	(462)	(24,533)	(23,968)	(509)	(59,269)	—	(354,495)
Transfers to (from) non-current assets and disposal groups held for sale	—	—	—	(98,093)	—	—	—	—	—	—	(98,093)
Reclassification of assets for work completion	(7,274,247)	—	120,504	4,032,206	88,975	2,791,147	87,719	—	153,696	—	—
Write-offs	—	—	(51,620)	(202,130)	(4,966)	(88,253)	(10,900)	—	(3,067)	(233,067)	(594,003)
Depreciation	—	—	(2,059,678)	(6,173,655)	(505,828)	(10,278,655)	(571,579)	(49,318)	(668,177)	(4,343,827)	(24,650,717)
Increase (decrease) in foreign currency exchange (*)	376,567	(1,302,030)	(1,897,788)	(1,170,126)	(95,824)	(296,110)	481,735	(52,751)	(286,510)	(1,017,665)	(5,260,502)
Other increase (decrease)	(4,242)	—	—	(2,758)	(978)	2,758	—	—	—	—	(5,220)

Total changes	16,636,598	2,936,900	(3,791,502)	3,588,379	(240,860)	(712,650)	383,952	(102,578)	(611,693)	1,711,726	19,798,272

Closing balance as of December 31, 2017	31,308,736	123,638,387	30,347,543	37,975,042	1,046,806	70,274,575	2,317,136	542,792	3,843,732	80,442,199	381,736,948

(*): For currency exchange differences of financial statements of foreign subsidiaries

Rates and costs for capitalized interests

Viña Concha y Toro S.A.

	As of December 31,	As of December 31,
	2018	2017
Cost capitalization rate for capitalized interest, property, plant and equipment	4.55%	4.03%
Amount of costs for capitalized interest, property, plant and equipment, (In ThCh$)	957,921	1,238,154
Total in ThCh$	957,921	1,238,154

Trivento Bodegas y Viñedos S. A.

	As of December 31,	As of December 31,
	2018	2017
Cost capitalization rate for capitalized interest, property, plant and equipment	10.15%	15.41%
Amount of costs for capitalized interest, property, plant and equipment. (In ThCh$)	71,817	56,942
Total in ThCh$	71,817	56,942

Distribution of hectares

As of December 31, 2018:

						Total
	Vineyards in	Vineyards in	Total Planted	Land	Fruit trees	Agricultural
	Production	development	Vineyards	Rotation		Area
Chile
Limarí	998	233	1,231	163	—	1,394
Casablanca	367	20	387	—	—	387
Aconcagua	97	—	97	—	—	97
Leyda	130	—	130	—	—	130
Maipo	652	60	712	41	—	753
Cachapoal	1,280	279	1,559	45	—	1,604
Colchagua	2,009	220	2,229	70	—	2,299
Curicó	654	29	683	14	—	697
Maule	2,064	692	2,756	580	—	3,336
Bío - Bío	—	134	134	78	—	212
Total Chile	8,251	1,667	9,918	991	—	10,909
Argentina
Mendoza	1,093	151	1,244	195	—	1,439
Total Argentina	1,093	151	1,244	195	—	1,439
USA
Fetzer	375	87	462	1	3	466
Total USA	375	87	462	1	3	466
Total Holding	9,719	1,905	11,624	1,187	3	12,814

As of December 31, 2017:

						Total
	Vineyards in	Vineyards in	Total Planted	Land	Fruit trees	Agricultural
	Production	development	Vineyards	Rotation		Area
Chile
Limarí	928	161	1,089	223	—	1,312
Casablanca	391	30	421	—	—	421
Aconcagua	97	—	97	—	—	97
Leyda	130	—	130	—	—	130
Maipo	771	73	844	19	—	863
Cachapoal	1,234	296	1,530	70	—	1,600
Colchagua	1,955	248	2,202	102	—	2,304
Curicó	633	61	694	3	—	697
Maule	2,054	656	2,710	546	—	3,256
Bío - Bío	—	—	—	212	—	212
Total Chile	8,193	1,525	9,717	1,175	—	10,892
Argentina
Mendoza	1,117	23	1,140	285	—	1,425
Total Argentina	1,117	23	1,140	285	—	1,425
USA
Fetzer	390	72	462	1	3	466
Total USA	390	72	462	1	3	466
Total Holding	9,700	1,620	11,319	1,461	3	12,783